Fair Value Measurement (Details) - Schedule of assets and liabilities measured or disclosed at fair value ¥ in Thousands, $ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)
Short-term investments:
Available-for-sale	¥ 68,575		¥ 243,743
Long-term investments:
Available-for-sale			614,141
Total assets measured at fair value	68,575	$ 10,615	857,884	$ 125,286
Total assets measured at fair value in US$ (in Dollars)	68,575	10,615	857,884	125,286
Fair value measurement
Contingent consideration			47,084
Total liability measured at fair value			47,084	7,288
Total liability measured at fair value in US$ (in Dollars)			47,084	7,288
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Short-term investments:
Available-for-sale
Long-term investments:
Available-for-sale
Total assets measured at fair value
Total assets measured at fair value in US$ (in Dollars)
Fair value measurement
Contingent consideration
Total liability measured at fair value
Total liability measured at fair value in US$ (in Dollars)
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments:
Available-for-sale
Long-term investments:
Available-for-sale
Total assets measured at fair value
Total assets measured at fair value in US$ (in Dollars)
Fair value measurement
Contingent consideration
Total liability measured at fair value
Total liability measured at fair value in US$ (in Dollars)
Significant Unobservable Inputs (Level 3) [Member]
Short-term investments:
Available-for-sale	68,575		243,743
Long-term investments:
Available-for-sale			614,141
Total assets measured at fair value	68,575	10,615	857,884	125,286
Total assets measured at fair value in US$ (in Dollars)	68,575	10,615	857,884	125,286
Fair value measurement
Contingent consideration			47,084
Total liability measured at fair value			47,084	7,288
Total liability measured at fair value in US$ (in Dollars)			¥ 47,084	$ 7,288